Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
US$

2018	1,369
2019	2,070
2020	1,184
2021	526
2022 and thereafter	424

5,573

US$

2018	1,138
2019	721
2020	654
2021	1,171
2022 and thereafter	-

3,684